Long-Term Debt and Loan Commitment - Schedule of Company's Annual Payments (Detail) $ in Thousands	Mar. 31, 2022 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2023	$ 0
2024	0
2025	0
2026	0
2027	45,000
Thereafter	0
Total	$ 45,000